Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate

1 US dollar equals:	31 December 2023	31 December 2022	31 December 2021	31 December 2023	31 December 2022	31 December 2021

Argentinean peso	808.737265	177.131872	102.749214	-	-	-
Brazilian real	4.841287	5.217705	5.580497	5.008522	5.164428	5.368651
Canadian dollar	1.325066	1.353834	1.270792	1.351906	1.297354	1.249693
Chinese yuan	7.104880	6.898736	6.352382	7.063811	6.661729	6.456753
Colombian peso	3 818.47	4 807.99	3 977.14	4 284.95	4 211.36	3 741.19
Euro	0.904977	0.937559	0.882924	0.925550	0.951768	0.841767
Mexican peso	16.893354	19.361452	20.583378	17.728805	20.123646	20.339905
Peruvian nuevo sol	3.713000	3.820004	3.976006	3.745164	3.845294	3.877055
Pound sterling	0.786470	0.831548	0.741903	0.804601	0.811905	0.725564
South African rand	18.414052	16.968472	15.947907	18.409380	16.392270	14.873785
South Korean won	1 296.53	1 260.16	1 188.32	1 309.12	1 286.17	1 139.06

Summary of Estimated Useful Live of Assets Expected Utility
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 10 years